Reinsurance - Schedule of Reinsurance Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Reinsurance assets	$ 3,683,000,000	$ 3,843,000,000
Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	2,905,000,000	3,126,000,000
Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	221,000,000	329,000,000
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	340,000,000	313,000,000
Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	2,307,000,000	2,327,000,000
Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	15,000,000	17,000,000
Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	22,000,000	140,000,000
Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	778,000,000	717,000,000
Canada
Disclosure of types of insurance contracts [line items]
Reinsurance assets	(146,000,000)	68,000,000
Canada | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	(241,000,000)	(36,000,000)
Canada | Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	57,000,000
Canada | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	(547,000,000)	(636,000,000)
Canada | Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	284,000,000	403,000,000
Canada | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Canada | Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	22,000,000	140,000,000
Canada | Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	95,000,000	104,000,000
U.S.
Disclosure of types of insurance contracts [line items]
Reinsurance assets	3,426,000,000	3,319,000,000
U.S. | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	2,863,000,000	2,811,000,000
U.S. | Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	7,000,000	9,000,000
U.S. | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	838,000,000	882,000,000
U.S. | Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	2,018,000,000	1,920,000,000
U.S. | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
U.S. | Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
U.S. | Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	563,000,000	508,000,000
Asia
Disclosure of types of insurance contracts [line items]
Reinsurance assets	333,000,000	381,000,000
Asia | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	252,000,000	316,000,000
Asia | Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	214,000,000	263,000,000
Asia | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	33,000,000	49,000,000
Asia | Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	5,000,000	4,000,000
Asia | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Asia | Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Asia | Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	81,000,000	65,000,000
Corporate
Disclosure of types of insurance contracts [line items]
Reinsurance assets	70,000,000	75,000,000
Corporate | Reinsurance assets before other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	31,000,000	35,000,000
Corporate | Individual participating life
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	16,000,000	18,000,000
Corporate | Group life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	15,000,000	17,000,000
Corporate | Group annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	0	0
Corporate | Other policy assets
Disclosure of types of insurance contracts [line items]
Reinsurance assets	39,000,000	40,000,000
United Kingdom | Corporate | Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Reinsurance assets	16,000,000	18,000,000
United Kingdom | Corporate | Individual annuities
Disclosure of types of insurance contracts [line items]
Reinsurance assets	15,000,000	17,000,000
Reinsurance Assets
Disclosure of types of insurance contracts [line items]
Impairment loss	$ 0	$ 0